Note 3 - Property and Equipment, net (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Laboratory Equipment [Member]
Property and equipment, gross	$ 525,956	$ 510,106
Leasehold Improvements [Member]
Property and equipment, gross	115,605	115,605
Other Furniture Fixtures And Equipment [Member]
Property and equipment, gross	28,685	28,685
Property and equipment, gross	670,246	654,396
Accumulated depreciation and amortization	(586,638)	(557,703)
Property and equipment, net	$ 83,608	$ 96,693